Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Deconsolidation, Effects of IPO
The following table details the amounts recorded in the consolidated statement of stockholders’ equity during the year ended December 31, 2013 as a result of the FOX IPO (in thousands):

	Trust Shares	NCI	Total
Effect of FOX IPO proceeds	$73,421	$36,125	$109,546
Effect of FOX IPO proceeds on NCI (1)	—	7,492	7,492
Effect of FOX IPO on majority trust shares (2)	1,989	(1,989)	—
	$75,410	$41,628	$117,038

(1)	Represents the effect on noncontrolling shareholders resulting from the Company’s proceeds from the FOX IPO, as determined based on the proportionate interest of the carrying value of FOX.

(2)	Represents the majority ownership effect on the Company resulting from the FOX IPO.
The following tables reflect the Company’s percentage ownership of its businesses, as of December 31, 2015, 2014 and 2013 and related noncontrolling interest balances as of December 31, 2015 and 2014:

	% Ownership (1) December 31, 2015		% Ownership (1) December 31, 2014		% Ownership (1) December 31, 2013
	Primary	Fully Diluted	Primary	Fully Diluted	Primary	Fully Diluted
Ergobaby	81.0	74.2	81.0	74.3	81.0	75.0
FOX (2)	n/a	n/a	n/a	n/a	53.9	49.8
Liberty	96.2	84.6	96.2	84.8	96.2	84.8
Manitoba Harvest	76.6	65.6	n/a	n/a	n/a	n/a
ACI	69.4	69.3	69.4	69.3	69.4	69.4
Arnold Magnetics	96.7	87.3	96.7	87.5	96.7	87.2
Clean Earth	97.5	86.2	97.9	86.2	n/a	n/a
Sterno Products	100.0	89.7	100.0	91.7	n/a	n/a

(1)	The principal difference between primary and fully diluted percentages of our operating segments is due to stock option issuances of operating segment stock to management of the respective business.

(2)	FOX was deconsolidated on July 10, 2014 after the Company's ownership interest in FOX fell below 50%. Refer to "Note E - Equity Method Investment".

	Noncontrolling Interest Balances
(in thousands)	December 31, 2015	December 31, 2014
Ergobaby	$17,754	$14,783
FOX	—	—
Liberty	2,934	2,547
Manitoba Harvest	14,071	n/a
ACI	4,295	790
Arnold Magnetics	2,113	1,950
Clean Earth	4,308	2,672
Sterno Products	644	125
Allocation Interests	100	100
	$46,219	$22,967

Summary of Ranges of Useful Lives
The ranges of useful lives are as follows:

Buildings and improvements	15 to 25 years
Machinery and equipment	2 to 25 years
Office furniture, computers and software	2 to 8 years
Leasehold improvements	Shorter of useful life or lease term